Financial Assets and Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
1 July 2026 - 30 June 2027	€ 51,105	€ 109,902
1 July 2027 - 30 June 2028	7,071	32,893
1 July 2028 - 30 June 2029	15,030	18,772
1 July 2029 - 30 June 2030	32,101	3,595
1 July 2030 - Dic 2030	103,508	549
More than five years	0	2,401
Total	€ 208,815	€ 168,112